Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Donated Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, amount at Aug. 31, 2012	$ 103,261	$ 13,020,699	$ (13,469,429)	$ (267,842)
Beginning Balance, shares at Aug. 31, 2012	103,261,507
Common stock issued for settlement of debt, shares	15,000,000
Common stock issued for settlement of debt, value	15,000	60,000		75,000
Net income (loss) for the period			(143,626)	(143,626)
Ending Balance, amount at Aug. 31, 2013	118,261	13,080,699	(13,613,055)	(336,468)	(336,468)
Ending Balance, shares at Aug. 31, 2013	118,261,507
Common stock issued for settlement of debt, shares	1,257,575,000
Common stock issued for settlement of debt, value	1,257,575			1,257,575
Common stock issued for cash, shares	40,300,000
Common stock issued for cash, value	40,300			40,300
Extinguishment of liabilities with related party		50,430		50,430
Net income (loss) for the period			218,829	218,827	218,825
Ending Balance, amount at Aug. 31, 2014	$ 1,416,136	$ 13,131,129	$ (13,394,226)	$ 1,230,666	$ 1,230,666
Ending Balance, shares at Aug. 31, 2014	1,416,136,507